Share Capital and Dividends - Summary of Transaction Activity Related to Subordinate Voting Shares and Multiple Voting Shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Balance (in shares)	95,195,816	92,725,616
Balance (in shares)	95,415,248	95,195,816
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	$ 0	$ 0
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	$ 1,924	$ 1,708
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	87,871,568
Balance (in shares)	88,141,000	87,871,568
Issuance of Subordinate Voting Shares from exercise of stock options	$ 6	$ 346
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	2,500
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	2,500	152,632
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Cash settlement of RSUs issued as share-based compensation		$ 600
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	87,871,568	85,554,000
Balance (in shares)		87,871,568
Beginning balance	$ 307,110	$ 300,901
Ending balance	307,585	307,110
Issuance of Subordinate Voting Shares from exercise of stock options	8	0
Issuance of Subordinate Voting Shares from exercise of stock options	$ 8	$ 536
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)		0
Subordinate Voting Shares | Share Capital | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)		157,882
Subordinate Voting Shares | Share Capital | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares)		580,500
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	7,324,248
Balance (in shares)	7,274,248	7,324,248
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)	0
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)	7,324,248	7,171,616
Balance (in shares)		7,324,248
Beginning balance	$ 4,857	$ 4,321
Ending balance	4,824	4,857
Issuance of Subordinate Voting Shares from exercise of stock options	$ 0	$ 536
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)		152,632